Capital commitments and contingent liabilities	12 Months Ended
Dec. 31, 2022
Disclosure Of Capital Commitments And Contingent Liabilities [Abstract]
Capital commitments and contingent liabilities	27. Capital commitments and contingent liabilities There were no capital commitments at December 31, 2022 (2021: nil; 2020: nil).